Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Financial asset	$ 7,167,000	$ 1,612,000